INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVENTORIES
Raw materials	¥ 886,336	$ 128,506	¥ 378,520
Packaging and other supplies	289,537	41,979	191,188
Pre-made food and beverage items	30,594	4,436	23,632
Inventory, net	¥ 1,206,467	$ 174,921	¥ 593,340